Concentrations	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
Risks and Uncertainties [Abstract]
Concentrations

Note 2 – Concentrations

For the six- and three-month periods ended October 31, 2021, the Company had one customer that constituted 28% and 42% of revenues and a second customer that constituted 22% and 33% of revenues, respectively. For the six- and three-month periods ended October 31, 2020, the Company had one customer that constituted 56% and 48% of its revenues, respectively, and a second customer that constituted 26% and 27% of its revenues, respectively.

2. Concentrations

For the year ended April 30, 2021, the Company had one customer that constituted 30% of its revenues, a second customer that constituted 15% of its revenues, a third customer that constituted 14% of its revenues and a fourth customer that accounted for 11% of its revenues. For the year ended April 30, 2020, the Company had one customer that constituted 47% of its revenues, a second customer that constituted 31% of its revenues and a third customer that accounted for 13% of its revenues.